UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21869

                         HIGHLAND CREDIT STRATEGIES FUND
    ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
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               (Address of principal executive offices) (Zip code)

                           James D. Dondero, President
                         Highland Credit Strategies Fund
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
    ---------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (877) 665-1287
                                                         -----------------
                      Date of fiscal year end: DECEMBER 31
                                              -----------------
                   Date of reporting period: DECEMBER 31, 2006
                                            ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                 HIGHLAND FUNDS

                               [GRAPHIC OMITTED]
                                   SHIELD ART
                  MANAGED BY HIGHLND CAPITAL MANAGEMENT, L.P.


                         HIGHLAND CREDIT STRATEGIES FUND
                                  ANNUAL REPORT
                                DECEMBER 31, 2006

[GRAPHIC OMITTED]         HIGHLAND CREDIT STRATEGIES FUND    [GRAPHIC OMITTED]
    SHIELD ART                                                   SHIELD ART
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

   Portfolio Manager's Letter .............................................   1
   Fund Profile ...........................................................   2
   Financial Statements ...................................................   3
      Investment Portfolio ................................................   4
      Statement of Assets and Liabilities .................................  12
      Statement of Operations .............................................  13
      Statement of Changes in Net Assets ..................................  14
      Statement of Cash Flows .............................................  15
      Financial Highlights ................................................  16
      Notes to Financial Statements .......................................  17
   Report of Independent Registered Public Accounting Firm ................  22
   Additional Information .................................................  23
   Important Information About This Report ................................  27



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------
                                                 HIGHLAND CREDIT STRATEGIES FUND

Dear Shareholders:

We are pleased to provide you with our first annual shareholder report for Highland Credit Strategies Fund (the "Fund"), for the period ended December 31, 2006. The Fund commenced investment operations on June 29, 2006. On December 29, 2006 (the last day the New York Stock Exchange was open for trading prior to the end of the calendar year), the net asset value of the Fund was $20.08 per share, as compared to $19.06 on June 29, 2006. On December 29, 2006, the closing market price of the Fund's shares on the New York Stock Exchange was $21.16 per share, as compared to $20.18 on June 29, 2006. During the period ended December 31, 2006, the Fund distributed to common shareholders $0.60 per share.

THE FUND'S INVESTMENTS:
The total return on the Fund's per share market price, assuming reinvestment of dividends, for the period ended December 31, 2006 was 9.06%. The total return on the Fund's net assets was 8.60% for the period ended December 31, 2006. The variation in total returns is attributable to the increase in the market price of the Fund's shares of 5.80% relative to an increase in the net asset value of the Fund's shares of 5.35% during the period.

DIVIDEND DECLARATION:
On February 13, 2007, the Board of Directors declared a dividend of $0.15 per common share, payable on the last day of business for the month of February 2007.

Respectfully submitted,

/S/ JAMES DONDERO    /S/ MARK OKADA               /S/ KURT PLUMER
JAMES DONDERO        MARK OKADA                   KURT PLUMER
President            Executive Vice President     Portfolio Manager

                                                               Annual Report | 1

FUND PROFILE
--------------------------------------------------------------------------------
                                                 HIGHLAND CREDIT STRATEGIES FUND

------------------------------------------------------------
 Objective
------------------------------------------------------------

      Highland Credit Strategies Fund (the "Fund") seeks to provide both current income and capital appreciation.

------------------------------------------------------------
 Total Net Assets of Common Shares as of December 31, 2006
------------------------------------------------------------
      $693.0 million

------------------------------------------------------------
 Portfolio Data as of December 31, 2006
------------------------------------------------------------

      The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

  QUALITY BREAKDOWN AS OF 12/31/06 (%)*
-------------------------------------------------
  Ba                                      11.4
-------------------------------------------------
  B                                       45.2
-------------------------------------------------
  Caa                                     17.5
-------------------------------------------------
  Ca                                       1.8
-------------------------------------------------
  NR                                      24.1
-------------------------------------------------


  TOP 5 SECTORS AS OF 12/31/06 (%)*
-------------------------------------------------
  Retail                                  10.6
-------------------------------------------------
  Healthcare -- Acute Care                 9.8
-------------------------------------------------
  Transportation -- Auto                   6.7
-------------------------------------------------
  Information Technology                   6.6
-------------------------------------------------
  Utilities                                6.4
-------------------------------------------------


  TOP 10 HOLDINGS AS OF 12/31/06 (%)*
---------------------------------------------------------------------
  Movie Gallery, Inc.                                           2.7
---------------------------------------------------------------------
  Ford Motor Co.                                                2.2
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  Delphi Corp.                                                  2.0
---------------------------------------------------------------------
  Paramount Resources Ltd. (Canada)                             2.0
---------------------------------------------------------------------
  HCA, Inc. (Senior Loan Notes)                                 1.9
---------------------------------------------------------------------
  Alliance Imaging, Inc.                                        1.8
---------------------------------------------------------------------
  SunCom Wireless Holdings, Inc.                                1.8
---------------------------------------------------------------------
  HCA, Inc. (Corporate Notes and Bonds)                         1.7
---------------------------------------------------------------------
  Burlington Coat Factory Warehouse Corp.                       1.7
---------------------------------------------------------------------
  Metro-Goldwyn-Mayer Holdings II, Inc./LOC Acquisition Co.     1.5
---------------------------------------------------------------------


* Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets applicable to common shareholders.

2 | Annual Report

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND

                        A GUIDE TO UNDERSTANDING THE FUND'S FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO

The Investment Portfolio details all of the Fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES

This statement details the Fund's assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The net asset value per common share is calculated by dividing net assets by the number of common shares outstanding as of the last day of the reporting period.

STATEMENT OF OPERATIONS

This statement reports income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund's net increase or decrease in net assets from operations applicable to common shareholders.

STATEMENT OF CHANGES IN NET ASSETS

This statement details how the Fund's net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of common shares outstanding.

STATEMENT OF CASH FLOWS

This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

FINANCIAL HIGHLIGHTS

The Financial Highlights demonstrate how the Fund's net asset value per common share was affected by the Fund's operating results. The Financial Highlights also disclose the performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

NOTES TO FINANCIAL STATEMENTS

These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

                                                               Annual Report | 3

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND


  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

SENIOR LOAN NOTES (A) - 96.6%

AEROSPACE - AEROSPACE/DEFENSE - 0.9%
  2,441,463   AWAS Capital, Inc.
               Second Priority Term Loan,
               11.36%, 03/15/13 .................................    2,478,084
              TDS Investor Corp. (Travelport)
  3,634,004    Dollar Term Loan, 8.37%, 08/23/13 ................    3,647,814
    356,888    Synthetic Letter of Credit,
               8.37%, 08/23/13 ..................................      358,522
                                                                  ------------
                                                                     6,484,420
                                                                  ------------
AEROSPACE - AIRLINES - 3.2%
              Delta Airlines, Inc.
  3,750,000    12/12/07 (b) .....................................    2,428,125
 10,000,000    Term Loan Equipment Notes,
               8.00%, 09/29/12 ..................................   10,012,500
  7,000,000   Northwest Airlines, Inc.
               Term Loan DIP, 7.85%, 08/21/08 ...................    7,049,840
  3,000,000   U S Airways, Inc.
               Term Loan, 8.87%, 03/31/11 .......................    3,025,320
                                                                  ------------
                                                                    22,515,785
                                                                  ------------
AUTOMOBILE - 2.2%
 15,000,000   Ford Motor Co.Term Loan,
               8.36%, 12/15/13 ..................................   15,048,000
                                                                  ------------

BROADCASTING - 1.9%
  9,135,579   Millennium Digital Media Systems,
               LLC Term Facility,
               8.99%, 06/30/11 ..................................    9,135,579
  2,000,000   Persona Communications
               Corp. (Canada)
               Second Lien Term Loan,
               11.37%, 04/12/14 .................................    2,010,000
  2,000,000   Revolution Studios
               Tranche B Term Loan,
               12/21/14 (b) .....................................    1,990,000
                                                                  ------------
                                                                    13,135,579
                                                                  ------------

CABLE - INTERNATIONAL CABLE - 0.1%
    845,000   San Juan Cable, LLC
               (Puerto Rico)
               Second Lien Term Loan,
               10.87%, 10/31/13 .................................      855,563
                                                                  ------------

CABLE - US CABLE - 3.0%
  6,000,000   Century Cable Holdings LLC
               Revolver, 9.25%, 03/31/09 ........................    5,805,000
  9,000,000   Cequel Communications, LLC
               NC Term Facility,
               10.36%, 10/30/07 .................................    9,011,250
              WideOpenWest Finance LLC
  2,400,000    First Lien Term Loan,
               7.73%, 05/01/13 ..................................    2,407,008
  3,250,000    Second Lien Term Loan,
               10.37%, 05/01/14 .................................    3,289,098
                                                                  ------------
                                                                    20,512,356
                                                                  ------------

  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

CHEMICALS - COMMODITY & FERTILIZER - 0.2%
  1,388,889   Ferro Corp.Term Loan,
               8.57%, 06/06/12 (c) ..............................    1,387,153
                                                                  ------------

CHEMICALS - SPECIALTY CHEMICALS - 0.8%
  5,729,500   Solutia Inc.
               New Term Loan B DIP,
               8.96%, 03/31/07 ..................................    5,765,309
                                                                  ------------

CONSUMER DURABLES - 0.4%
  2,862,201   Rexair LLC
               First Lien Term Loan,
               9.62%, 06/30/10 ..................................    2,869,357
                                                                  ------------

CONSUMER NON-DURABLES - 2.0%
  1,512,000   Camelbak Products LLC
               First Lien Term Loan,
               9.45%, 08/04/11 ..................................    1,477,980
  2,000,000   DS Waters Enterprises, Inc.
               Term Loan B, 7.82%, 10/27/12 .....................    1,978,760
  1,000,000   GTM Holding, Inc. (GoldToe)
               First Lien Term Loan,
               8.13%, 10/30/13 ..................................    1,007,190
  5,077,650   Spectrum BrandsU. S. Dollar
               Term Loan B,
               8.62%, 02/07/12 ..................................    5,106,745
  3,990,000   VNU Inc./Nielsen Finance LLC
               Dollar Term Loan,
               8.19%, 08/09/13 ..................................    4,024,314
                                                                  ------------
                                                                    13,594,989
                                                                  ------------

DIVERSIFIED MEDIA - 3.3%
  3,000,000   Endurance Business Media, Inc.
               Second Lien Term Loan,
               12.60%, 01/24/14 .................................    3,022,500
              Metro-Goldwyn-Mayer Holdings II,
               Inc./LOC Acquisition Co.
  2,853,659    Tranche A Term Loan,
               8.61%, 04/08/11 ..................................    2,823,638
 10,441,169    Tranche B Term Loan,
               8.61%, 04/08/12 ..................................   10,346,572
  3,500,000   North American Membership
               Group, Inc. Revolver,
               05/19/10 (b) .....................................    3,436,300
    500,000   Panavision, Inc.
               Second Lien Term Loan,
               12.38%, 03/30/12 .................................      508,440
  3,000,000   PBI Media, Inc.
               Second Lien Term Loan,
               11.38%, 09/30/13 .................................    3,015,000
                                                                  ------------
                                                                    23,152,450
                                                                  ------------

ENERGY - EXPLORATION & PRODUCTION - 3.7%
              ATP Oil & Gas Corp.
  3,970,050    First Additional Term Loan,
               8.92%, 04/14/10 ..................................    4,007,289
  7,980,000    First Lien Term Loan,
               8.95%, 04/14/10 ..................................    8,054,852
 14,000,000   Paramount Resources Ltd. (Canada)
               Term Loan, 9.86%, 08/28/12 .......................   13,842,500
                                                                  ------------
                                                                    25,904,641
                                                                  ------------

4 | See accompanying Notes toFinancial Statements.

--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND


  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

SENIOR LOAN NOTES (CONTINUED)

ENERGY - OTHER ENERGY - 1.7%
              Alon USA Energy, Inc.
    221,667    Edington Facility,
               7.63%, 06/22/13 ..................................      222,637
  1,768,889    Paramount Facility,
               7.66%, 06/22/13 ..................................    1,776,637
  3,000,000   Endeavour International
               Holding B.V. (Netherlands)
               Second Lien Term Loan,
               12.37%, 11/01/11 .................................    3,075,000
  4,000,000   MEG Energy Corp. (Canada)
               Interim Loan, 10.12%, 09/29/13 ...................    3,952,480
  3,000,000   Willbros USA, Inc.
               Syndicate Term Loan,
               5.25%, 10/27/09 ..................................    3,000,000
                                                                  ------------
                                                                    12,026,754
                                                                  ------------

ENERGY - REFINING - 0.3%
  2,000,000   J Ray McDermott, SA (Panama)
               Synthetic Facility,
               5.27%, 06/06/12 ..................................    2,010,000
                                                                  ------------

FINANCIAL - 1.3%
    750,000   Arrowhead General Insurance
               Agency, Inc. Second Lien
               Term Loan, 02/08/13 (b) ..........................      761,250
    994,987   Checksmart Financial Co.
               First Lien Tranche B
               Term Loan, 8.06%, 05/01/12 .......................      996,858
  5,000,000   Concord Re Ltd. (Bermuda)
               Term Loan, 9.57%, 02/29/12 .......................    5,075,000
    997,500   First American Payment
               Systems, L.P. Term Loan,
               8.63%, 10/06/13 ..................................    1,002,487
    995,000   Transfirst Holdings, Inc.
               First Lien Term Loan,
               7.87%, 08/15/12 ..................................    1,001,219
                                                                  ------------
                                                                     8,836,814
                                                                  ------------

FOOD AND DRUG - 1.7%
  2,092,645   Duloxetine Royalty Sub
               (Cayman Island)
               Term Loan, 10/18/13 (b) ..........................    2,108,340
  7,855,816   Jean Coutu Group, Inc.
               Term Loan B, 7.94%, 07/30/11 .....................    7,878,441
  1,984,962   Roundy's Supermarkets, Inc.
               Term Loan, 8.40%, 11/03/11 .......................    2,005,308
                                                                  ------------
                                                                    11,992,089
                                                                  ------------

FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.3%
  1,995,000   PBM Holdings, Inc.
               Term Loan, 8.10%, 09/29/12 .......................    2,009,963
                                                                  ------------

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 1.3%
  8,902,101   Merisant Co.Tranche B
               Term Loan, 8.63%, 01/11/10 .......................    8,913,229
                                                                  ------------

  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

FOOD/TOBACCO - RESTAURANTS - 0.8%
  3,328,797   Garden Fresh Restaurant Corp.
               First Lien Term Loan B,
               8.62%, 06/22/11 ..................................    3,341,281
  1,995,000   Restaurant Co., The
               Term Loan, 8.12%, 05/03/13 .......................    2,011,199
                                                                  ------------
                                                                     5,352,480
                                                                  ------------

GAMING/LEISURE - GAMING - 0.8%
  5,690,614   Drake Hotel Acquisition
               B Note 1, 8.25%, 04/01/07 (c) ....................    5,690,614
                                                                  ------------

GAMING/LEISURE - OTHER LEISURE - 1.9%
  3,980,000   Cedar Fair L.P. (Canada)
               US Term Loan, 7.87%, 08/30/12 ....................    4,024,775
  1,979,898   Kerasotes Showplace Theatres LLC
               Term B1 Loan, 7.94%, 10/28/11 ....................    1,987,739
  5,984,887   Kuilima Resort Co.
               First Lien Term Loan,
               8.07%, 09/30/10 ..................................    5,917,556
    987,635   Pivotal Group Promontory
               First Lien Term Loan,
               8.07%, 08/31/10 ..................................      970,845
                                                                  ------------
                                                                    12,900,915
                                                                  ------------

HEALTHCARE - ACUTE CARE - 7.4%
 12,526,875   Alliance Imaging, Inc.
               Tranche C Term Loan,
               7.92%, 12/29/11 ..................................   12,599,280
  1,466,250   ComPsych Investments Corp.
               Term Loan, 8.12%, 04/11/12 .......................    1,473,581
  3,015,000   Cornerstone Healthcare
               Group Holding, Inc. Senior
               Subordinated Unsecured Notes,
               14.00%, 07/15/12 (d) .............................    2,185,875
              HCA, Inc.
 10,000,000    Second Lien Bridge Loan,
               09/15/07 (b) .....................................   10,000,000
 13,000,000    Tranche B Term Loan,
               7.86%, 11/17/13 ..................................   13,155,870
  2,434,028   MultiPlan, Inc.Term C Loan,
               7.85%, 04/12/13 ..................................    2,434,807
              National Mentor Holdings, Inc.
    230,000    Institutional Line of Credit
               Facility, 5.84%, 06/29/13 ........................      230,862
  3,751,150    Tranche B Term Loan,
               7.87%, 06/29/13 ..................................    3,764,054
              Sheridan Healthcare, Inc.
    293,040    Delayed Draw Term Loan,
               8.37%, 11/09/11 ..................................      294,872
  1,701,960    First Lien Term C Loan,
               8.37%, 11/09/11 ..................................    1,712,597
  1,500,000    Second Lien Term Loan,
               12.37%, 11/09/12 .................................    1,525,320
  2,000,000   Triumph Healthcare Second
               Holdings LLC Second Lien
               Term Loan, 13.48%, 07/28/14 ......................    2,000,000
                                                                  ------------
                                                                    51,377,118
                                                                  ------------

                             See accompanying Notes to Financial Statements. | 5

--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND


  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

SENIOR LOAN NOTES (CONTINUED)

HEALTHCARE - ALTERNATE SITE SERVICES - 1.0%
  6,000,000   InSight Health Services Corp.
               Tranche B Term Loan,
               7.61%, 04/06/14 ..................................    6,043,140
    995,274   Renal Advantage Inc.
               Tranche B Term Loan,
               7.89%, 10/06/12 ..................................    1,003,355
                                                                  ------------
                                                                     7,046,495
                                                                  ------------

HEALTHCARE - MEDICAL PRODUCTS - 4.6%
  9,952,259   CCS Medical, Inc. (Chronic Care)
               First Lien Term Loan,
               8.62%, 09/30/12 ..................................    9,735,598
  4,000,000   Golden Gate National
               Senior Care LLC
               Second Lien Term Loan,
               13.12%, 09/14/11 .................................    4,070,000
  6,965,000   HealthSouth Corp.
               Term Loan B, 8.62%, 03/10/13 .....................    7,013,825
              MMM Holding, Inc./NAMM
               Holdings, Inc./PHMC
               (Puerto Rico)
  2,700,994    NAMM New Term Loan,
               7.62%, 08/22/11 ..................................    2,694,241
    352,689    NAMM New Term Loan,
               7.62%, 08/22/11 ..................................      351,807
    635,528    NAMM Original Term Loan,
               7.62%, 08/22/11 ..................................      633,939
     61,487    NAMM PHMC Acquistion
               Term Loan, 7.62%, 08/22/11 .......................       61,333
  2,213,526    PHMC Acquisition
               Term Loan, 7.62%, 08/10/11 .......................    2,207,992
              Warner Chilcott Co., Inc.
               (Puerto Rico)
    125,031    Dovobet Delayed Draw Term Loan,
               7.87%, 01/18/12 (b) ..............................      125,446
  1,287,985    Dovonex Delayed Draw Term Loan,
               7.87%, 01/18/12 (b) ..............................    1,291,204
  2,817,491    Tranche B Acquisition Date Term Loan,
               7.92%, 01/18/12 (b) ..............................    2,832,086
    432,286    Tranche C Acquisition Date
               Term Loan, 01/18/12 (b) ..........................      434,716
    579,978   Warner Chilcott Corp.
               Tranche C Acquisition Date
               Term Loan, 7.87%, 01/18/12 .......................      583,237
                                                                  ------------
                                                                    32,035,424
                                                                  ------------

HOUSING - BUILDING MATERIALS - 1.8%
  2,404,588   Atrium Cos., Inc.
               Closing Date Term Facility,
               8.13%, 05/31/12 ..................................    2,348,994
  5,961,208   Custom Building Products,
               Inc.First Lien Term Loan,
               7.61%, 10/20/11 ..................................    5,976,111
  3,990,000   Roofing Supply Group LLC
               First Lien Term Loan,
               8.61%, 08/31/13 ..................................    3,960,075
                                                                  ------------
                                                                    12,285,180
                                                                  ------------

  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

HOUSING- REAL ESTATE DEVELOPMENT - 5.5%
  1,217,162   DESA LLC
               Term Loan, 11.12%, 11/26/11 ......................    1,150,218
              Flag Luxury Properties
               Holdings, LLC
  1,496,241    First Lien Term Loan,
               8.64%, 03/21/11 ..................................    1,473,797
  1,496,118    First Lien Term Loan,
               9.10%, 03/21/11 ..................................    1,502,671
              Ginn LA Conduit Lender, Inc.
  1,257,683    First Lien Tranche A Credit
               Linked Deposit,
               8.37%, 06/08/11 (b) ..............................    1,210,520
  2,732,032    First Lien Tranche B Term Loan,
               8.37%, 06/08/11 (b) ..............................    2,629,581
    994,975   LBREP/L-Suncal Master I LLC
               First Lien, 8.63%, 01/19/10 ......................      975,075
 10,000,000   LNR Property Corp.
               Initial Tranche B Term Loan,
               8.12%, 07/12/11 ..................................   10,043,800
  2,500,000   November 2005 Land Investors, LLC
               Second Lien Term Loan,
               12.50%, 04/24/12 .................................    2,475,000
  7,500,000   Rubicon GSA II LLC (Australia)
               Term Loan, 8.10%, 08/30/08 .......................    7,500,000
              Westgate Investments LLC
  7,334,691    Senior Secured Loan,
               13.00%, 07/15/10 (d) .............................    7,334,691
  1,504,033    Senior Unsecured  Loan,
               18.00%, 08/03/12 .................................    1,507,793
                                                                  ------------
                                                                    37,803,146
                                                                  ------------

INFORMATION TECHNOLOGY - 5.5%
  2,000,000   Data Transmission Network Corp.
               Second Lien Term Loan,
               13.39%, 09/10/13 .................................    2,010,000
  5,000,000   Infor Enterprise Solutions
               Holdings, Inc. (Luxemboug)
               Stage One U.S. Bridge Facility,
               11.50%, 07/29/13 .................................    5,062,500
              Infor Enterprise Solutions
               Holdings, Inc. (Luxembourg)
  2,736,000    Delayed Draw Term Loan,
               9.12%, 07/28/12 ..................................    2,770,200
  5,244,000    Initial US Term Facility,
               9.08%, 07/28/12 ..................................    5,283,330
  8,000,000   NameMedia, Inc.Term Loan,
               11.33%, 08/31/08 .................................    8,040,000
  2,619,063   ON Semiconductor Corp.
               Term Loan H, 7.62%, 12/15/11 .....................    2,635,432
  4,858,156   Open Solutions Inc.
               First Lien Term Loan,
               7.87%, 09/03/11 ..................................    4,864,229
    997,500   Open Text Corp. (Canada)
               Term Loan, 7.90%, 10/02/13 .......................    1,003,734
  2,500,000   Secure Computing Corp.
               Term Loan, 8.58%, 08/31/13 .......................    2,518,750
  2,000,000   Serena Software, Inc.
               Term Loan, 7.62%, 03/11/13 .......................    2,004,160
  2,000,000   Spansion LLC
               Term Loan B, 8.38%, 11/01/12 .....................    2,007,500
                                                                  ------------
                                                                    38,199,835
                                                                  ------------
6 | See accompanying Notes toFinancial Statements.

--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND


  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

SENIOR LOAN NOTES (CONTINUED)

MANUFACTURING - 4.2%
  7,000,000   Acument Global Technologies, Inc.
               (TFS Acquisition Corp.)
               Term Loan, 8.92%, 08/11/13 .......................    7,052,500
  2,992,500   CST Industries, Inc.Term Loan,
               8.55%, 08/09/13 ..................................    2,987,712
    947,826   FR X Ohmstede Acquisitions Co.
               Term B Loan, 8.44%, 08/09/13 .....................      960,262
  4,975,000   Global Petroleum, Inc.
               (SPI Petroleum)
               Term Loan, 9.88%, 07/26/13 .......................    4,999,875
              Matinvest 2 SAS
               (Deutsche Connector)
  2,250,000    B-2 Facility, 7.90%, 06/22/14 ....................    2,271,105
  2,250,000    C-2 Facility, 8.08%, 06/22/15 ....................    2,282,355
  1,011,458   Matinvest 2 SAS
               (Deutsche Connector) (France)
               Mezz A USD Facility,
               13.54%, 06/22/16 .................................    1,039,273
              Prysmian Power Cables & Systems, Inc.
  1,525,200    B3b Term Loan,
               7.88%, 08/25/13 ..................................    1,531,880
    381,300    C5b Term Loan,
               8.38%, 08/25/13 ..................................      383,923
              Quantum Corp.
  2,916,667    First Lien Term Loan,
               9.44%, 08/22/12 ..................................    2,920,313
  1,000,000    Second Lien Term Loan,
               13.69%, 08/22/13 .................................    1,002,500
  2,000,000   Ray Acquisition SCA (Rexel)
               (France) Term Loan B3-A US,
               7.61%, 08/02/14 ..................................    2,012,500
                                                                  ------------
                                                                    29,444,198
                                                                  ------------

METALS/MINERALS - OTHER METALS/MINERALS - 2.8%
  1,326,316   Euramax International Holdings B.V.
               Second Lien European Loan,
               12.49%, 06/29/13 .................................    1,299,789
              Euramax International, Inc.
  2,884,136    First Lien Domestic Term Loan,
               8.06%, 06/29/12 ..................................    2,878,368
  2,673,684    Second Lien Domestic Term Loan,
               12.49%, 06/29/13 .................................    2,596,816
  5,633,333   James River Coal Co.
               Credit Linked Certificate
               of Deposit, 8.85%, 11/30/11 ......................    5,633,333
  1,600,000   Oglebay Norton Co.
               Tranche B Term Loan,
               7.87%, 07/31/12 ..................................    1,616,000
  1,989,950   PinnOak Resources, LLC
               Term Loan, 8.78%, 11/23/12 .......................    1,960,101
  1,736,875   United Central Industrial
               Supply Co., L.L.C.Term Loan,
               8.61%, 03/31/12 ..................................    1,747,731
  1,488,750   Universal Buildings Products,
               Inc.Term Loan,
               8.74%, 04/28/12 ..................................    1,481,306
                                                                  ------------
                                                                    19,213,444
                                                                  ------------

  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

RETAIL- 8.2%
  3,467,443   Blockbuster Entertainment Corp.
               Tranche B Term Loan,
               8.97%, 08/20/11 ..................................    3,484,087
 11,833,160   Burlington Coat Factory
               Warehouse Corp. Term Loan,
               7.53%, 05/28/13 ..................................   11,695,186
  3,000,000   CSK Auto, Inc.
               Term Loan, 8.38%, 06/30/12 .......................    3,007,500
    994,565   Eddie Bauer, Inc.
               Term Loan, 9.57%, 06/21/11 .......................      994,565
  7,223,706   Home Interiors & Gifts, Inc.
               Initial Term Loan,
               10.43%, 03/31/11 .................................    5,300,395
              Movie Gallery, Inc.
  1,336,494    Term Loan A, 10.37%, 04/27/11 ....................    1,316,928
 18,707,710    Term Loan B, 04/27/11 (b) ........................   18,413,624
  4,443,038   Neiman Marcus Group, Inc. (The)
               Term Loan, 7.60%, 04/06/13 .......................    4,479,915
  1,990,000   Sports Authority, Inc., The
               Term Loan B, 7.61%, 05/03/13 .....................    1,984,189
  6,000,000   Toys "R" Us
               Tranche B Term Loan,
               9.63%, 07/19/12 ..................................    6,183,720
                                                                  ------------
                                                                    56,860,109
                                                                  ------------

SERVICE - ENVIRONMENTAL SERVICES - 1.3%
    953,191   Alliance Laundry Systems LLC
               Term Loan, 7.63%, 01/27/12 .......................      961,532
  6,237,288   Safety-Kleen JPMP SK Holdings Ltd.
               GBP Term Loan B1, 7.88%, 08/02/13 ................    6,252,881
  1,762,712   Safety-Kleen Systems, Inc.
               Synthetic Letter of Credit,
               7.88%, 08/02/13 ..................................    1,767,119
                                                                  ------------
                                                                     8,981,532
                                                                  ------------

SERVICE - OTHER SERVICES - 3.9%
  2,992,500   Education Management Corp.
               Tranche B Term Loan,
               7.88%, 06/01/13 ..................................    3,016,081
  2,000,000   Koosharem Corp.
               Second Lien Term Loan,
               15.75%, 06/30/13 .................................    1,975,000
              La Petite Academy, Inc.
  6,483,750    Closing Date First Lien Term Loan,
               8.32%, 08/16/12 ..................................    6,491,855
  4,000,000    Second Lien Term Loan,
               12.57%, 02/16/13 .................................    4,040,000
  9,000,000   NES Rentals
               Second Lien Term Loan,
               12.13%, 07/20/13 .................................    9,084,420
  1,458,815   Survey Sampling International, LLC
               Term Loan, 8.75%, 05/06/11 .......................    1,459,719
    747,500   Vanguard Car Rental USA Holding, Inc.
               Term Loan,
               8.36%, 06/14/13 ..................................      753,188
                                                                  ------------
                                                                    26,820,263
                                                                  ------------
                             See accompanying Notes to Financial Statements. | 7

--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND


  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------
SENIOR LOAN NOTES (CONTINUED)

TELECOMMUNICATIONS - 3.7%
    992,506   Gabriel Communications
               Finance Co. Term Loan B,
               10.41%, 05/12/12 .................................      993,747
    933,333   Madison River Capital
               Term B-1, 7.62%, 07/29/12 ........................      936,105
  8,000,000   PaeTec Communications, Inc.
               Second Lien Term Loan,
               12.88%, 06/12/13 .................................    8,167,520
              Sorenson Communications, Inc.
  2,000,000    Revolver, 08/16/12 (b) ...........................    1,994,840
  5,000,000    Second Lien Term Loan,
               12.39%, 02/16/14 .................................    5,062,500
  5,985,000    Tranche B Term Loan,
               8.36%, 08/16/13 ..................................    6,018,636
  1,250,000   Stratos Global Corp./Stratos
               Funding LP (Canada)
               Term B Facility, 8.10%, 02/13/12 .................    1,252,350
  1,000,000   Time Warner Telecom Holdings Inc.
               Term Loan B, 7.60%, 01/07/13 .....................    1,007,500
                                                                  ------------
                                                                    25,433,198
                                                                  ------------

TRANSPORTATION - AUTO - 6.7%
              Carey International, Inc.
  3,949,495    First Lien Term Loan,
               9.19%, 05/10/11 ..................................    3,910,000
  2,596,191    Second Lien Term Loan,
               17.28%, 05/10/12 .................................    2,550,758
  4,222,507   Conseco, Inc.Term Loan,
               8.63%, 12/15/08 ..................................    4,243,619
    380,167   Cooper-Standard Automotive
               Canada Ltd. (Canada)
               Tranche B Term Loan,
               7.88%, 12/23/11 ..................................     380,882
              Cooper-Standard Automotive Inc
    994,975    Term Loan D, 7.88%, 12/23/11 .....................      996,218
     84,453    Tranche C Term Loan,
               7.88%, 12/23/11 ..................................       84,585
  3,000,000   Dana Corp.DIP Term Loan,
               7.55%, 04/13/08 ..................................    3,002,160
  2,000,000   Dayco Products LLC - (Mark IV)
               Second Lien Term Loan,
               11.28%, 12/31/11 .................................    2,008,320
  8,495,000   Delphi Corp.Term Loan,
               13.75%, 06/14/11 .................................    8,731,246
    485,083   Environmental Systems Products
               Holdings Inc.Term Loan,
               8.93%, 12/12/08 ..................................      487,509
              Key Plastics LLC
  1,000,000    Term Loan B, 8.86%, 06/24/10 .....................    1,008,750
  3,459,900    Term Loan C, 11.60%, 06/29/11 ....................    3,494,499
              Keystone Automotive
               Operations, Inc.
     89,661    Term Loan B, 7.91%, 10/30/09 .....................       89,690
  2,046,919    Term Loan C, 7.85%, 10/30/10 .....................    2,047,574
  4,985,000   Lear Corp.
               First Lien Term Loan B,
               7.96%, 04/25/12 ..................................    4,984,202
  3,604,703   Motor Coach Industries
               International, Inc.
               Second Lien Term Loan,
               14.12%, 12/01/08 .................................    3,694,820

  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

TRANSPORTATION - AUTO (CONTINUED)
              Navistar International Corp.
    650,094    Delay Draw Term Loan,
               10.32%, 02/22/09 .................................      659,442
  3,683,240    Delay Draw Term Loan,
               10.37%, 02/22/09 .................................    3,736,205
                                                                  ------------
                                                                    46,110,479
                                                                  ------------

TRANSPORTATION - LAND - 1.2%
  2,000,000   New Century Transportation, Inc.
               Term Loan B, 8.63%, 08/14/12 .....................    2,006,240
  7,147,900   SIRVA Worldwide, Inc.
               Tranche B Term Loan,
               11.62%, 12/01/10 .................................    6,641,543
                                                                  ------------
                                                                     8,647,783
                                                                  ------------

UTILITIES - 6.4%
  5,000,000   ANP Funding I, LLC
               Tranche A Term Loan, 07/29/10 (b) ................    5,035,000
              Calpine Corp.
  1,000,000    Second Lien Term Loan, 07/16/07 (e) ..............    1,139,250
  1,000,000    Second Priority DIP Term Loan,
               9.50%, 12/20/07 ..................................    1,015,620
              Coleto Creek Power, LP
  4,975,000    Second Lien Term Loan,
               9.37%, 06/28/13 ..................................    4,701,375
    382,166    Synthetic Facility,
               5.27%, 06/28/13 ..................................      381,332
  5,589,745    Term Loan, 8.12%, 06/28/13 .......................    5,582,758
              GBGH, LLC (U S Energy)
  5,000,000    First Lien Term Loan,
               10.94%, 08/07/13 .................................    5,012,500
  5,000,000    Second Lien Term Loan,
               7.94%, 08/07/14 ..................................    5,012,500
              Magnolia Energy LP
     30,043    Additional PCLC Facility, 12/14/11 (b) ...........       24,535
    465,044    Facility A, 12/14/11 (b) .........................      378,234
  4,504,913    Facility B, 12/14/11 (b) .........................    3,679,028
  1,000,000   NE Energy, Inc.
               Second Lien Term Loan,
               11.75%, 05/01/14 .................................    1,017,080
              Plum Point Energy Associates, LLC
    607,134    First Lien Term Loan,
               5.37%, 03/14/14 ..................................      611,687
  2,093,334    Funded Letter of Credit,
               8.62%, 03/14/14 ..................................    2,114,267
              Reliant Energy, Inc.
    571,429    New Term Loan, 7.73%, 12/01/10 ...................      575,537
    428,571    Pre-Funded Letter of Credit,
               5.22%, 12/01/10 ..................................      428,571
              TECO Panda Generating Co.
               - Gila River Power Station
    598,071    Project Letter of Credit,
               06/01/12 (b) .....................................      892,621
  1,319,117    Tranche A Term Loan,
               06/01/12 (b) .....................................    1,968,782
  1,272,560    Tranche B Term Loan,
               06/01/20 (b) .....................................    1,967,695
     38,585    Working Capital, 06/01/12 (b) ....................       57,588

8 | See accompanying Notes toFinancial Statements.

--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND


  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

SENIOR LOAN NOTES (CONTINUED)

UTILITIES (CONTINUED)
              TECO Panda Generating Co.
               - Union Power Partners, L.P.
    173,633    Letter of Credit, 06/01/12 (b) (e) ...............      259,148
    775,951    Tranche A Term Loan,
               06/01/12 (b) (e) .................................    1,158,107
    744,913    Tranche B Term Loan,
               06/01/20 (b) (e) .................................    1,151,822
     77,170    Working Capital, 06/01/12 (b) (e) ................      115,177
                                                                  ------------
                                                                    44,280,214
                                                                  ------------

WIRELESS - CELLULAR/PCS - 0.6%
  1,990,000   Cricket Communications, Inc.
               Term B Facility, 8.25%, 06/16/13 .................    2,006,378
  2,000,000   Insight Midwest Holdings, LLC
               B Delayed Draw Term Loan,
               7.61%, 04/06/14 ..................................    2,011,880
                                                                  ------------
                                                                     4,018,258
                                                                  ------------

                 Total Senior Loan Notes
                 (Cost $665,087,602) ............................  669,515,136
                                                                  ------------

FOREIGN DENOMINATED SENIOR LOAN NOTES - 7.7%

CANADA - 0.9%
CAD
              Persona Communications Corp.
  5,965,455    First Lien CDN Delayed-Draw
               Term Loan, 10/12/13 (b) ..........................    5,164,729
  1,232,727    First Lien CDN Tranche B
               Term Loan, 7.43%, 10/12/13 .......................    1,067,262
                                                                  ------------
                                                                     6,231,991
                                                                  ------------

FRANCE - 2.7%
EUR

              Ypso Holding SA
  2,680,552    Eur B (Acq) 1 Facility,
               5.87%, 06/15/14 ..................................    3,511,033
  4,373,530    Eur B (Acq) 2 Facility,
               5.87%, 06/15/14 ..................................    5,728,526
  6,945,918    Eur B (Recap) 1 Facility,
               5.87%, 06/15/14 ..................................    9,111,348
                                                                  ------------
                                                                    18,350,907
                                                                  ------------

GERMANY - 1.3%
EUR

  5,000,000 P7S1 Holding II S.a.r.L - GMP
               Facility B, 7.09%, 07/08/11 ......................    6,612,514
  2,000,000 Iesy Hessen/ISH NRW
               GMBH/Arena Sport
               Euro Senior Secured Term Loan,
               6.63%, 10/15/11 ..................................    2,643,898
                                                                  ------------
                                                                     9,256,412
                                                                  ------------

ITALY - 0.6%
EUR
  3,000,000   H3G S.p.A.Euro
               Term Loan A1, 12/30/11 (b) .......................    3,896,618
                                                                  ------------

  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

UNITED KINGDOM - 2.2%
GBP
    420,286   Eggborough Power Ltd.Term Loan,
               03/31/22 (b) (d) (e) .............................    2,681,539
              Mobileserv Ltd. (Phones 4U)
  3,250,000    Facility B , 7.65%, 09/22/14 .....................    6,380,547
  3,250,000    Facility C, 8.15%, 09/22/15 ......................    6,388,562
                                                                  ------------
                                                                    15,450,648
                                                                  ------------

                 Total Foreign Denominated
                 Senior Loan Notes
                 (Cost $51,360,643) .............................   53,186,576
                                                                  ------------


CORPORATE NOTES AND BONDS - 26.6%

AUTOMOTIVE - 0.5%
  3,332,000   Ford Motor Credit Co.
               8.11%, 01/13/12 (f) ..............................    3,305,794
                                                                  ------------

CABLE - US CABLE - 1.1%
  4,500,000   CCH I LLC11.00%, 10/01/15 .........................    4,640,625
  2,000,000   Charter Communications Inc.
               5.88%, 11/16/09 ..................................    2,855,000
                                                                  ------------
                                                                     7,495,625
                                                                  ------------

CHEMICALS - SPECIALTY CHEMICALS - 1.9%
              Solutia Inc.
  8,000,000    10/15/27 (e) .....................................    7,830,000
  5,500,000    10/15/37 (e) .....................................    5,383,125
                                                                  ------------
                                                                    13,213,125
                                                                  ------------

CONSUMER NON-DURABLES - 1.1%
  3,000,000   Ames True Temper
               9.37%, 01/15/12 (f) ..............................    3,060,000
  3,100,000   Remington Arms Co., Inc.
               10.50%, 02/01/11 .................................    2,952,750
  1,875,000   Solo Cup Co.
               8.50%, 02/15/14 ..................................    1,631,250
                                                                  ------------
                                                                     7,644,000
                                                                  ------------

DIVERSIFIED MEDIA - 0.8%
  4,500,000   Network Communications, Inc.
               10.75%, 12/01/13 .................................    4,567,500
  1,000,000   PRIMEDIA, Inc.
               10.75%, 05/15/10 (f) .............................    1,045,000
                                                                  ------------
                                                                     5,612,500
                                                                  ------------

ENERGY - EXPLORATION & PRODUCTION - 0.3%
  1,750,000   Opti Canada, Inc.
               8.25%, 12/15/14 (g) ..............................    1,806,875
                                                                  ------------

FINANCIAL - 0.3%
  2,000,000   Penhall International, Corp.
               12.00%, 08/01/14 (g) (h) .........................    2,170,000
                                                                  ------------

FOOD AND DRUG - 0.1%
    496,383   Cinacalcet Royalty
               8.00%, 03/30/17 ..................................      565,876
                                                                  ------------

                             See accompanying Notes to Financial Statements. | 9

--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND


  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

CORPORATE NOTES AND BONDS (CONTINUED)

FOOD/TOBACCO-FOOD/TOBACCO PRODUCERS - 2.2%
`             Chiquita Brands International, Inc.
  3,000,000    7.50%, 11/01/14 ..................................    2,760,000
  5,000,000    8.88%, 12/01/15 ..................................    4,812,500
 10,000,000   Swift & Co., PIK Holdco Notes,
               8.00%, 03/19/10 ..................................    7,500,000
                                                                  ------------
                                                                    15,072,500
                                                                  ------------

FOREST PRODUCTS - PAPER - 0.9%
  4,000,000   Graphic Packaging
               International, Inc.
               9.50%, 08/15/13 (h) ..............................    4,240,000
  1,500,000   Impress Metal Packaging Holdings
               BV (Netherlands)
               8.51%, 09/15/13 (f) (g) ..........................    1,511,250
    500,000   Newpage Corp.
               12.00%, 05/01/13 .................................      531,250
                                                                  ------------
                                                                     6,282,500
                                                                  ------------

GAMING/LEISURE - OTHER LEISURE - 1.9%
  4,500,000   Six Flags, Inc.
               8.88%, 02/01/10 ..................................    4,376,250
  1,000,000   True Temper Sports, Inc.
               8.38%, 09/15/11 ..................................      875,000
  8,000,000   Trump Entertainment
               Resorts Holdings LP
               8.50%, 06/01/15 ..................................    8,000,000
                                                                  ------------
                                                                    13,251,250
                                                                  ------------

HEALTHCARE - ACUTE CARE - 2.4%
              HCA, Inc.
  2,100,000    6.30%, 10/01/12 ..................................    1,926,750
  3,000,000    8.36%, 04/15/24 ..................................    2,654,472
 11,000,000    9.63%, 11/15/16 (g) ..............................   11,852,500
                                                                  ------------
                                                                    16,433,722
                                                                  ------------

HEALTHCARE - MEDICAL PRODUCTS - 0.9%
    250,000   Medquest, Inc., Series B
               11.88%, 08/15/12 .................................      207,500
  6,125,000   Rotech Healthcare, Inc.
               9.50%, 04/01/12 ..................................    6,033,125
                                                                  ------------
                                                                     6,240,625
                                                                  ------------

HOUSING - BUILDING MATERIALS - 0.1%
  1,000,000   Builders FirstSource, Inc.
               9.62%, 02/15/12 (f) ..............................      988,750
                                                                  ------------

INFORMATION TECHNOLOGY - 1.0%
  6,000,000   MagnaChip Semiconductor
               8.61%, 12/15/11 (f) ..............................    5,190,000
  2,000,000   NXP BV/NXP Funding LLC
               (Netherlands)
               8.12%, 10/15/13 (f) (g) ..........................    2,040,000
                                                                  ------------
                                                                     7,230,000
                                                                  ------------

  PRINCIPAL AMOUNT ($)                                              VALUE ($)
  --------------------                                              ---------

MANUFACTURING - 0.5%
  1,000,000   Polypore, Inc.
               8.75%, 05/15/12 ..................................    1,000,000
  2,150,000   TFS Acquisition Corp
               12.87%, 08/01/14 (f) (g) .........................    2,203,750
                                                                  ------------
                                                                     3,203,750
                                                                  ------------

METALS/MINERALS - 0.1%
    350,000   Doe Run Resources Corp.
               11.75%, 11/01/08  (i) ............................      346,500
                                                                  ------------

RETAIL - 2.3%
  9,500,000   Blockbuster Inc.
               9.00%, 09/01/12 ..................................    9,238,750
  2,000,000   Gregg Appliances, Inc.
               9.00%, 02/01/13 ..................................    1,920,000
  2,000,000   Linens `n Things, Inc.
               11.00%, 01/15/14 (f) .............................    1,950,000
  4,000,000   Movie Gallery Inc.
               11.00%, 05/01/12 .................................    3,100,000
                                                                  ------------
                                                                    16,208,750
                                                                  ------------

SERVICE - OTHER SERVICES - 1.1%
  7,550,000   HydroChem Industrial Services, Inc.
               9.25%, 02/15/13 (g) ..............................    7,625,500
                                                                  ------------

TRANSPORTATION - 3.8%
  5,000,000   American Tire Distributors
               Holdings, Inc.
               11.62%, 04/01/12 (f) .............................    4,800,000
              Delphi Corp.
  4,000,000    06/15/06 (e) .....................................    4,470,000
  5,700,000    05/01/29 (e) .....................................    6,327,000
              Federal-Mogul Corp.
 12,000,000    01/15/09 (e) .....................................    8,940,000
  1,000,000    07/01/06 (e) .....................................      742,500
  1,350,000   General Motors Accept Corp.
               6.75%, 12/01/14 ..................................    1,388,744
                                                                  ------------
                                                                    26,668,244
                                                                  ------------

UTILITIES - 0.1%
  1,000,000   Enron Corp.11/15/05 (e) (k) .......................      340,000
                                                                  ------------

WIRELESS - CELLULAR/PCS - 0.5%
  3,500,000   Cricket Communications Corp.
               9.38%, 11/01/14 (g) ..............................    3,710,000
                                                                  ------------

WIRELESS COMMUNICATIONS - 2.7%
    250,000   Clearwire Corp.11.00%, 08/15/10 ...................      251,875
              SunCom Wireless Holdings, Inc.
  5,000,000    8.50%, 06/01/13 ..................................    4,812,500
  1,500,000    8.75%, 11/15/11 ..................................    1,402,500
 12,735,000    9.38%, 02/01/11 (h) ..............................   12,034,575
                                                                  ------------
                                                                    18,501,450
                                                                  ------------

                 Total Corporate Notes and
                 Bonds
                 (Cost $167,189,188) ............................  183,917,336
                                                                  ------------
10 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND


  SHARES ($)                                                          VALUE ($)
  ----------                                                         ---------

COMMON STOCKS - 9.0%
     21,670   ATP Oil & Gas Corp. (j) ...........................      857,482
     82,500   Caremark Rx, Inc. .................................    4,711,575
     33,333   Chesapeake Energy Corp. ...........................      968,324
  3,653,116   Delphi Corp. (j) ..................................   13,954,903
     28,534   Diamond Offshore Drilling .........................    2,281,008
     18,300   Ferro Corp. .......................................      378,627
     47,500   GlobalSantaFe Corp. ...............................    2,792,050
    552,008   Graphic Packaging Corp. (j) .......................    2,390,195
    121,072   Gray Television, Inc., Class A ....................      995,212
    357,343   GrayTelevision, Inc. ..............................    2,619,324
    225,000   ICO Global Communications
               Holding Ltd. (j) .................................    1,028,250
    100,067   Louisiana-Pacific Corp. ...........................    2,154,442
     85,816   Newpark Resources, Inc. (j) .......................      618,733
     46,500   Noble Corp. .......................................    3,540,975
     29,800   NRG Energy, Inc. (j) ..............................    1,669,098
    177,509   Owens Corning, Inc. (h) (j) .......................    5,307,507
     95,550   Owens Illinois (j) ................................    1,762,897
    136,990   Safety-Kleen Systems, Inc. (j) ....................    3,082,275
     41,970   Sprint Nextel Corp. ...............................      792,813
     51,500   Triad Hospitals, Inc. (j) .........................    2,154,245
      1,049   Trump Entertainment Resorts, Inc. (j) .............       19,134
    282,085   United Rentals, Inc. (j) ..........................    7,173,422
          8   Westgate Investments LLC (j) ......................       25,000
     47,150   Williams Cos., Inc. ...............................    1,231,558
                                                                  ------------
                 Total Common Stocks
                 (Cost $58,823,283) .............................   62,509,049
                                                                  ------------

WARRANTS - 0.0%
     20,000   Clearwire Corp., expires  08/15/10
               08/15/10 (j) .....................................       24,200
      5,031   OpBiz LLC08/31/10 (j) .............................            0
         10   OpBiz LLC08/31/10 (j) .............................            0
                                                                  ------------
               Total Warrants
               (Cost $0) ........................................       24,200
                                                                  ------------

TOTAL INVESTMENTS - 139.9% ......................................  969,152,297
                                                                  ------------
   (cost of $942,460,716) (l)

OTHER ASSETS & LIABILITIES, NET - (39.9)% ....................... (276,188,460)
                                                                  ------------
NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS - 100.0% ....................................  692,963,837
                                                                  ============

---------------------------

      Investments sold short outstanding as of December 31, 2006:

      Equity Securities        Shares              Value
      -------------------------------------------------------
      Imperial Sugar Co.      124,162         $ 3,005,961
      RadioShack Corp.         70,075           1,175,858
      Sharper Image Corp.      84,567             782,244
      Superior Industries
        International, Inc.   114,720           2,210,654
                                              -----------
      Total Investments sold short
      (Proceeds $7,248,112)                   $ 7,174,717
                                              ===========

(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (d), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended (the "1933 Act"), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(c)  Senior loan notes have additional unfunded loan commitments. See Note 9.
(d)  Fixed rate senior loan.
(e) The issuer is in default of certain debt covenants. Income is not being accrued.
(f) Floating rate note. The interest rate shown reflects the rate in effect at December 31, 2006.
(g) Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2006, the value of these securities amounted to $32,919,875 or 4.8% of net assets. These securities have been determined by the Investment Adviser to be liquid securities.
(h) Securities (or a portion of securities) on loan as of December 31, 2006. See Note 8.
(i) Restricted security, e.g., security not registered under the 1933 Act excluding Rule 144A securities. At December 31, 2006, the value of this restricted security amounted to $346,500 or 0.1% of net assets. Additional information about the restricted security is as follows:

      Acquition               Acquition
      Security                  Date               Cost
      -----------------------------------------------------------
      Doe Run Resources Corp.  08/16/06           $345,188

(j)  Non-income producing security.
(k)  This issue is under the protection of the Federal Bankruptcy Court.
(l)  Cost for federal income tax purposes is $942,470,524.
DIP  Debtor in Possession
PIK  Payment in Kind

                      FOREIGN DENOMINATED SENIOR LOAN NOTES
                          INDUSTRY CONCENTRATION TABLE
                             (% of Total Net Assets)

         Cable - International Cable .........  3.6%
         Retail ..............................  1.8%
         Broadcasting ........................  1.0%
         Telecommunications ..................  0.9%
         Utilities ...........................  0.4%
                                               -----
         Total ...............................  7.7%
                                               =====




                            See accompanying Notes to Financial Statements. | 11

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND

                                                                                                             ($)
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $942,460,716) ........................................................      969,152,297
   Foreign currency (Cost $10,303,463) ..............................................................       10,321,344
   Cash .............................................................................................       27,828,423
   Restricted cash (Note 2) .........................................................................        3,578,007
   Cash held as collateral for securities loaned (Note 8) ...........................................        2,861,357
   Net discount and unrealized appreciation on unfunded transactions (Note 9) .......................          311,932
   Receivable for:
      Investments sold ..............................................................................       53,115,190
      Dividend and interest receivable ..............................................................           11,634
   Other assets .....................................................................................          100,384
                                                                                                       ---------------
         Total assets ...............................................................................    1,067,280,568
                                                                                                       ---------------
LIABILITIES:
   Notes payable (Note 7) ...........................................................................      285,000,000
   Securities sold short, at value (Proceeds $7,248,112) ............................................        7,174,717
   Payable upon receipt of securities loaned (Note 8) ...............................................        2,861,357
   Payables for:
      Payable for investments purchased .............................................................       76,567,497
      Investment advisory fee payable (Note 4) ......................................................          787,260
      Administration fee (Note 4) ...................................................................          157,452
      Trustees' fees (Note 4) .......................................................................               93
      Interest expense (Note 7) .....................................................................        1,251,333
      Accrued expenses and other liabilities ........................................................          517,022
                                                                                                       ---------------
         Total liabilities ..........................................................................      374,316,731
                                                                                                       ---------------
NET ASSETS APPLICABLE TO COMMON SHARES ..............................................................      692,963,837
                                                                                                       ===============
COMPOSITION OF NET ASSETS:
   Par value of common shares (Note 1) ..............................................................           34,511
   Paid-in capital ..................................................................................      657,755,836
   Undistributed net investment income ..............................................................        3,769,657
   Accumulated net realized gain/(loss) from investments and foreign currency transactions ..........        5,001,473
   Net unrealized appreciation/(depreciation) on investments, unfunded transactions,
     short positions and translation of assets and liabilities denominated in foreign currency ......       26,402,360
                                                                                                       ---------------
NET ASSETS APPLICABLE TO COMMON SHARES AT VALUE .....................................................      692,963,837
                                                                                                       ===============
COMMON SHARES:
   Net assets .......................................................................................      692,963,837
   Shares outstanding (unlimited authorization) .....................................................       34,511,355
   Net asset value per share (Net assets/shares outstanding) ........................................            20.08



12 | See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31, 2006(A)        HIGHLAND CREDIT STRATEGIES FUND

                                                                                                             ($)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ........................................................................................        32,842,159
   Dividends .......................................................................................            75,495
   Securities lending income .......................................................................           188,027
                                                                                                        --------------
         Total investment income ...................................................................        33,105,681
                                                                                                        --------------
EXPENSES:
   Investment advisory fee (Note 4) ................................................................         3,879,925
   Administration fee (Note 4) .....................................................................           775,985
   Accounting service fee ..........................................................................           189,226
   Transfer agent fee ..............................................................................            18,500
   Professional fees ...............................................................................            60,500
   Trustees' fees (Note 4) .........................................................................            15,837
   Custodian fees ..................................................................................            24,097
   Reports to shareholders .........................................................................            52,597
   Other expense ...................................................................................            82,482
                                                                                                        --------------
         Net operating expenses ....................................................................         5,099,149
                                                                                                        --------------
   Interest expense (Note 7) .......................................................................         3,436,058
                                                                                                        --------------
         Net expenses ..............................................................................         8,535,207
                                                                                                        --------------
         Net investment income .....................................................................        24,570,474
                                                                                                        --------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments .........................................................         5,001,473
   Net realized gain/(loss) on foreign currency transactions .......................................           (96,257)
   Net change in unrealized appreciation/(depreciation) on investments .............................        26,691,581
   Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9) ..........           309,552
   Net change in unrealized appreciation/(depreciation) on short positions .........................            73,395
   Net change in unrealized appreciation/(depreciation) on translation of assets and
      liabilities denominated in foreign currency ..................................................          (672,168)
                                                                                                        --------------
         Net realized and unrealized gain/(loss) on investments ....................................        31,307,576
                                                                                                        --------------
         Net increase in net assets, applicable to common shareholders .............................        55,878,050
                                                                                                        --------------

----------------------------------------------------
(a) Highland Credit Strategies Fund commenced investment operations on June 29, 2006.

                            See accompanying Notes to Financial Statements. | 13

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                 HIGHLAND CREDIT STRATEGIES FUND

                                                                                               PERIOD
                                                                                               ENDED
                                                                                             DECEMBER 31,
                                                                                             2006 (A)($)
                                                                                           ---------------
INCREASE IN NET ASSETS:

FROM OPERATIONS:
Net investment income ..................................................................        24,570,474
Net realized gain/(loss) on investments and foreign currency transactions ..............         4,905,216
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, short positions and translation of assets and liabilities denominated
  in foreign currency ..................................................................        26,402,360
                                                                                           ---------------
   Net increase in net assets from operations ..........................................        55,878,050
                                                                                           ---------------
DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS
From net investment income .............................................................       (20,704,560)
                                                                                           ---------------
SHARE TRANSACTIONS FROM COMMON SHARES
Subscriptions ..........................................................................       657,570,000
Distributions reinvested ...............................................................           120,347
                                                                                           ---------------
   Net increase from share transactions ................................................       657,690,347
                                                                                           ---------------
   Total increase in net assets from common shares .....................................       692,863,837
                                                                                           ---------------
NET ASSETS APPLICABLE TO COMMON SHARES
Beginning of period ....................................................................           100,000(b)
                                                                                           ---------------
End of period (including undistributed net investment income of $3,769,657). ...........       692,963,837
                                                                                           ===============
CHANGE IN COMMON SHARES
Subscriptions ..........................................................................        34,500,000
Issued for distributions reinvested ....................................................             6,120
                                                                                           ---------------
   Net increase ........................................................................        34,506,120

----------------------------------------------------
(a) Highland Credit Strategies Fund commenced investment operations on June 29, 2006.
(b) Represents initial seed capital.

14 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31, 2006 (A)       HIGHLAND CREDIT STRATEGIES FUND

                                                                                                             ($)
-------------------------------------------------------------------------------------------------------------------

CASH FLOWS USED FOR OPERATING ACTIVITIES
   Net investment income .............................................................................      24,570,474

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH AND FOREIGN CURRENCY
   USED FOR OPERATING ACTIVITIES
   Purchase of investment securities .................................................................  (1,317,754,996)
   Increase in restricted cash .......................................................................     381,326,418
   Proceeds from disposition of investment securities ................................................      (3,578,007)
   Increase in cash held as collateral for securities loaned .........................................      (2,861,357)
   Increase in interest and fees receivable ..........................................................         (11,634)
   Increase in other assets ..........................................................................        (102,765)
   Increase in receivable for investments sold .......................................................     (53,115,190)
   Increase in securities sold short .................................................................       7,174,717
   Increase in payable upon receipt of securities loaned .............................................       2,861,357
   Increase in payable for investments purchased .....................................................      76,567,497
   Net amortization/(accretion) of premium/(discount) ................................................      (1,030,664)
   Decease in market to market on realized and unrealized gain/(loss) on foreign currency ............        (768,425)
   Increase in unrealized appreciation/(depreciation) on securities sold short .......................          73,395
   Increase in payables to related parties ...........................................................         944,805
   Increase in other expenses and liabilities ........................................................         517,022
                                                                                                       ---------------
         Net cash and foreign currency flow from operating activities ................................    (885,187,353)
                                                                                                       ---------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Increase in notes payable .........................................................................     285,000,000
   Increase in interest payable ......................................................................       1,251,333
   Proceeds from shares sold .........................................................................     657,570,000
   Distributions paid in cash ........................................................................     (20,584,213)
                                                                                                       ---------------
         Net cash flow provided by financing activities ..............................................     923,237,120
                                                                                                       ---------------
         Net increase in cash and foreign currency ...................................................      38,049,767

CASH AND FOREIGN CURRENCY
   Beginning of the period ...........................................................................         100,000(b)
   End of the period .................................................................................      38,149,767
                                                                                                       ===============

----------------------------------------------------
(a) Highland Credit Strategies Fund commenced investment operations on June 29, 2006.
(b) Represents initial seed capital.

                            See accompanying Notes to Financial Statements. | 15

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                 HIGHLAND CREDIT STRATEGIES FUND


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     FOR THE PERIOD
COMMON SHARES PER SHARE OPERATING PERFORMANCE:                                      ENDED 12/30/06(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $       19.06

-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                                        0.71
   Net realized and unrealized gain on investments                                              0.91
                                                                                       -------------
     Total from investment operations, applicable to common shareholders                        1.62
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
   From net investment income                                                                  (0.60)
                                                                                       -------------

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                         $       20.08
MARKET VALUE, END OF PERIOD                                                            $       21.16
Market Value Total Return (c)                                                                   9.06%(b)

-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

COMMON SHARE INFORMATION AT END OF PERIOD:
Ratios based on net assets of common shares
  Net assets, end of period (in 000's)                                                 $     692,964
  Net operating expenses                                                                        1.31%
  Interest expenses                                                                             0.89%
  Net expenses                                                                                  2.20%
  Net investment income                                                                         6.33%
  Portfolio turnover rate                                                                      45.95%(b)

----------------------------------------------------
(a) Highland Credit Strategies Fund commenced investment operations on June 29, 2006.
(b) Not annualized.
(c) Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's reinvestment plan.

16 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND


NOTE 1. ORGANIZATION
Highland Credit Strategies Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a nondiversified, closed-end management investment company. The Fund may issue an unlimited number of common shares, par value $0.001 per share ("Common Shares").

INVESTMENT GOAL
The Fund seeks to provide both current income and capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

FUND VALUATION
The net asset value of the Fund's Common Shares is calculated daily on each day that the New York Stock Exchange is open for business as of the close of the regular trading session on the New York Stock Exchange. The net asset value is calculated by dividing the value of the Fund's net assets attributable to Common Shares by the number of Common Shares outstanding.

SECURITY VALUATION
In computing the Fund's net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by Highland Capital Management, L.P. ("Highland" or the "Investment Adviser") in good faith in accordance with procedures approved by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4 PM London Time Spot Rate.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

SHORT SALES
A short sale is a transaction in which the Trust sells a security it does not own in anticipation that the market price of that security will decline. When the Trust makes a short

                                                              Annual Report | 17

--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND

sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the sale. The Trust may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on the Statement of Assets and Liabilities.

The Trust intends to attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that Highland believes possess volatility characteristics similar to those being hedged. In addition, the Trust intends to use short sales for non-hedging purposes to pursue its investment objectives. Subject to the requirements of the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"), the Trust will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Trust exceeds 25% of the value of its total assets.

INCOME RECOGNITION
Interest income i recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

DIVIDENDS AND DISTRIBUTIONS
The Fund plans to pay dividend distributions monthly and capital gain distributions annually to common shareholders. To permit the Fund to maintain more stable monthly dividends and annual distributions, the Fund may from time to time distribute less than the entire amount of income and gains earned in the relevant month or year, respectively. The undistributed income and gains would be available to supplement future distributions. Shareholders of the Fund will automatically have all dividends and distributions reinvested in Common Shares of the Fund issued by the Fund or purchased in the open market in accordance with the Fund's Dividend Reinvestment Plan (the "Plan") unless an election is made to receive cash. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred in connection with open market purchases, and participants requesting a sale of securities through the plan agent of the Plan are subject to a sales fee and a brokerage commission.

STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.

ADDITIONAL ACCOUNTING STANDARDS
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and would be recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

At this time, management is evaluating the implications of FIN 48 and SFAS 157 and their impact on the financial statements have not yet been determined.

NOTE 3. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

18 | Annual Report

--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND

For the year ended December 31, 2006, permanent differences resulting primarily from section 988 gain/(loss) reclass were identified and reclassified among the components of the Fund's net assets as follows:

              Overdistributed
              Net Investment     Accumulated Net
                  Income          Realized Loss

                $ (96,257)           $96,257

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

   Distributions paid from:                       2006

   Ordinary income*                           $20,704,560
   Long-term capital gains                        --

*For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

       Undistributed      Undistributed
         Ordinary           Long-Term      Net Unrealized
          Income          Capital Gains     Depreciation*

        $ 8,780,938            $--           $ 26,392,552

*Any differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at December 31, 2006, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

  Unrealized appreciation                      $ 29,689,165
  Unrealized depreciation                        (3,007,392)
                                               ------------
     Net unrealized appreciation               $ 26,681,773
                                               ============

NOTE 4. INVESTMENT ADVISER, ADMINISTRATION, AND TRUSTEE FEES

INVESTMENT ADVISER FEE
Highland Capital Management, L.P is the investment adviser to the Fund and receives an annual fee, paid monthly, in an amount equal to 1.00% of the average weekly value of the Fund's Managed Assets. The Fund's "Managed Assets" is an amount equal to the total assets of the Fund, including any form of leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund's investment objectives and policies, and/or (iv) any other means.

ADMINISTRATION FEE
Highland provides administrative services to the Fund. For its services, Highland receives an annual fee, payable monthly, in an amount equal to 0.20% of the average weekly value of the Fund's Managed Assets. Under a separate sub-administration agreement, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). Highland pays PFPC directly for these sub-administration services.

FEES PAID TO TRUSTEES
The Fund pays no compensation to its Trustee and Officers who are interested persons (as defined in the 1940 Act) of the Fund and employees of Highland. The Fund pays each Trustee who is not an interested person (as defined in the 1940
Act) of the Fund an annual retainer of $7,500 per year for services provided as a Trustee of the Fund.

NOTE 5. PORTFOLIO INFORMATION
For the period ended December 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,317,754,996 and $381,326,418, respectively.

NOTE 6. SENIOR LOAN PARTICIPATION COMMITMENTS
The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC, insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation (the "Selling Participant"), not with the Borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by eco-

                                                              Annual Report | 19

--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND

nomic developments in a specific industry. At December 31, 2006, there were no Senior Loans purchased by the Fund on a participation basis.

NOTE 7. LOAN AGREEMENT
Effective August 3, 2006, the Fund entered into a $300,000,000 secured loan agreement with Scotia Capital ("Scotia").

At December 31, 2006, the Fund had a term loan outstanding with Scotia, totaling $285,000,000. The interest rate charged on this loan at December 31, 2006 was 5.37%. The average daily loan balance was $183,771,186 at weighted average interest rate of 5.34%. The Fund was required to maintain certain asset coverage with respect to the loan. Interest expense of $3,436,058 is included on the Statement of Operations.

The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the agreement. The loan agreement asset coverage is calculated by subtracting the Fund's total liabilities, not including any bank loans and senior securities, from the Fund's total net assets and dividing such amount by the principal amount of the debt outstanding and is as follows:

                                           Asset Coverage
                     Total Amount           per $1,000 of
    Date              Outstanding            Indebtness

 12/31/2006          $285,000,000              $3,429


NOTE 8. SECURITIES LOANS
The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of December 31, 2006, the value of securities loaned by the Fund was $2,793,238. The loans were secured with cash collateral of $2,861,357.

9. UNFUNDED LOAN COMMITMENTS
As of December 31, 2006, the Fund had unfunded loan commitments of $11,326,092, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                   Unfunded
                                                     Loan
 Borrower                                         Commitment

  Ammsterdamse Beheer - En
    Consultingmaatschappu BV (Cassena)         $   6,500,000
  Drake Hotel Acquisition                          1,309,386
  Ferro Corp.                                      1,111,111
  Millennium Digial Media Systems, LLC             1,238,322
  Oglebay Norton Co.                                 400,000
  Persona Communications Corp.                       767,273
                                               -------------
                                               $  11,326,092
                                               =============

NOTE 10. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS
The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund's portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

NON-PAYMENT RISK
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment, and a potential decrease in the net asset value of the Fund.

CREDIT RISK
Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

20 | Annual Report

--------------------------------------------------------------------------------
DECEMBER 31, 2006                                HIGHLAND CREDIT STRATEGIES FUND

ILLIQUIDITY OF INVESTMENTS
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser's assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund's investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

TROUBLED, DISTRESSED OR BANKRUPT COMPANIES
The Fund invests in companies that are troubled, in distress, or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Adviser relies on company management, outside experts, market participants, and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

LEVERAGE RISK
The Fund intends to use leverage through the issuance of preferred shares, borrowings from a credit facility, or both. The use of leverage, which can be described as exposure to changes in price at a ratio greater than the amount of equity invested, either through the issuance of preferred shares, borrowing or other forms of market exposure, magnifies both the favorable and unfavorable effects of price movements in the investments made by the Fund. Insofar as the Fund employs leverage in its investment operations, the Fund will be subject to substantial risks of loss.

FOREIGN SECURITIES
Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund's portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

EMERGING MARKETS RISK
Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in foreign securities to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and
(iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interest.

DERIVATIVES RISK
Derivative transactions in which the Fund may engage for hedging and speculative purposes or to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use derivative transactions depends on the Investment Adviser's ability to predict pertinent market movements, which can not be assured. Thus, the use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell.

SHORT SALES RISK
Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. The Fund will profit from declines in the market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase.

                                                              Annual Report | 21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF HIGHLAND CREDIT STRATEGIES FUND:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Highland Credit Strategies Fund (the "Fund") at December 31, 2006, and the results of its operations, the changes in its net assets and cash flows and the financial highlights for the period from June 29, 2006 (commencement of operations) through December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 2006 by correspondence with the custodian and the banks with whom the Fund owns participations in loans, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Dallas, Texas
February 26, 2007

22 | Annual Report

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN                       HIGHLAND CREDIT STRATEGIES FUND

Unless the registered owner of Common Shares elects to receive cash by contacting the Plan Agent, all dividends declared for your Common Shares of the Trust will be automatically reinvested by PFPC, Inc. (the ""Plan Agent"), agent for shareholders in administering the Trust's Dividend Reinvestment Plan (the ""Plan"), in additional Common Shares of the Trust. If a registered owner of Common Shares elects not to participate in the Plan, you will receive all dividends in cash paid by check mailed directly to you (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC, Inc., as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by sending written instructions or by contacting PFPC, Inc., as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Trust for you.

The Plan Agent will open an account for each common shareholder under the Plan in the same name in which such Common Shareholder's Common Shares are registered. Whenever the Trust declares a dividend or other distribution (together, a ""dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized Common Shares from the Trust (""newly issued Common Shares") or (ii) by purchase of outstanding Common Shares on the open market (""open-market purchases") on the New York Stock Exchange or elsewhere.

If, on the payment date for any dividend, the market price per Common Share plus estimated brokerage commissions is greater than the net asset value per Common Share (such condition being referred to herein as ""market premium"), the Plan Agent will invest the dividend amount in newly issued Common Shares, including fractions, on behalf of the participants. The number of newly issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value per Common Share is less than 95% of the market price per Common Share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per Common Share on the payment date.

If, on the payment date for any dividend, the net asset value per Common Share is greater than the market value per Common Share plus estimated brokerage commissions (such condition being referred to herein as ""market discount"), the Plan Agent will invest the dividend amount in Common Shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an ""ex-dividend" basis or 120 days after the payment date for such dividend, whichever is sooner (the ""last purchase date"), to invest the dividend amount in Common Shares acquired in open-market purchases. It is contemplated that the Trust will pay monthly dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the date before the ""ex-dividend" date of the third month of the quarter. If, before the Plan Agent has completed its open-market purchases, the market price of a Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend had been paid in newly issued Common Shares on the dividend payment date. Because of the foregoing difficulty with respect to open market purchases, if the Plan Agent is unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued Common Shares at the net asset value per Common Share at the close of business on the last purchase date; provided that, if the net asset value per Common Share is less than 95% of the market price per Common Share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per Common Share on the payment date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

                                                              Annual Report | 23

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN (CONTINUED)           HIGHLAND CREDIT STRATEGIES FUND

There will be no brokerage charges with respect to Common Shares issued directly by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Accordingly, any taxable dividend received by a participant that is reinvested in additional Common Shares will be subject to federal (and possibly state and local) income tax even though such participant will not receive a corresponding amount of cash with which to pay such taxes. See "Tax Matters." Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and pay a brokerage commission of $0.05 per share sold.

The Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at PFPC, Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809; telephone (877) 665-1287.

24 | Annual Report

--------------------------------------------------------------------------------
FEBRUARY 26, 2007                                HIGHLAND CREDIT STRATEGIES FUND

TRUSTEES AND OFFICERS

The Trustees and officers serve terms of indefinite duration. The names and ages of the Trustees and officers of the Fund, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Highland Fund Complex. The business address of the Trustees and officers is c/o Highland Capital Management, L.P. Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, TX 75240.


                                           YEAR FIRST          PRINCIPAL                   NUMBER OF PORTFOLIOS
                                           ELECTED OR         OCCUPATION(S)                   IN HIGHLAND FUND         OTHER
                         POSITION           APPOINTED          DURING PAST                   COMPLEX OVERSEEN      DIRECTORSHIPS
NAME AND AGE             WITH FUND         TO OFFICE 1         FIVE YEARS                      BY TRUSTEE 2             HELD
INDEPENDENT TRUSTEES

Timothy K. Hui           Trustee             2006         Dean of Educational Resources            10                   None
(Age 58)                                                  since July 2006; Assistant
                                                          Provost for Graduate Education
                                                          since July 2004; Assistant
                                                          Provost for Educational
                                                          Resources, July 2001 to June
                                                          2004, Philadelphia Biblical
                                                          University.

Scott F. Kavanaugh       Trustee             2006         Private Investor since February          10                   None
(Age 46)                                                  2004; Sales Representative at
                                                          Round Hill Securities, March
                                                          2003 to January 2004;
                                                          Executive at Provident Funding
                                                          Mortgage Corporation, February
                                                          2003 to July 2003; Executive
                                                          Vice President, Director and
                                                          Treasurer, Commercial Capital
                                                          Bank, January 2000 to February
                                                          2003; Managing Principal and
                                                          Chief Operating Officer,
                                                          Financial Institutional Partners
                                                          Mortgage Company and the
                                                          Managing Principal and
                                                          President of Financial
                                                          Institutional Partners, LLC (an
                                                          investment banking firm), April
                                                          1998 to February 2003.

James F. Leary           Trustee             2006         Managing Director, Benefit               10             Board Member of
(Age 76)                                                  Capital Southwest, Inc. (a finan-                       Capstone Series
                                                          cial consulting firm) since                             Fund, Inc.
                                                          January 1999.

Bryan A. Ward            Trustee             2006         Senior Manager, Accenture, LLP           10                   None
(Age 52)                                                  (a consulting firm) since January
                                                          2002.

1 After a Trustee's initial term, each Trustee is expected to serve a three-year term concurrent with the Class of Trustees for which he serves. Messrs. Leary and Ward, as Class I Trustees, are expected to stand for re-election in 2007; Messrs. Hui and Kavanaugh, as Class II Trustees, are expected to stand for re-election in 2008; and Mr. Dougherty, the sole Class III Trustee, is expected to stand for re-election in 2009.
2 The Highland Fund Complex means all of the registered investment companies advised by the Investment Adviser as of the date of this table.

                                                              Annual Report | 25

--------------------------------------------------------------------------------
FEBRUARY 26, 2007                                HIGHLAND CREDIT STRATEGIES FUND

TRUSTEES AND OFFICERS


                                           YEAR FIRST          PRINCIPAL                   NUMBER OF PORTFOLIOS
                                           ELECTED OR         OCCUPATION(S)                   IN HIGHLAND FUND         OTHER
                         POSITION           APPOINTED          DURING PAST                   COMPLEX OVERSEEN      DIRECTORSHIPS
NAME AND AGE             WITH FUND         TO OFFICE 1         FIVE YEARS                      BY TRUSTEE 2             HELD
INTERESTED TRUSTEE 3

R. Joseph Dougherty      Trustee and         2006         Senior Portfolio Manager of the          10                   None
(Age 36)                Chairman of the                   Investment Adviser since 2000.
                           Board                          Trustee and Senior Vice
                                                          President of the funds in the
                                                          Highland Fund Complex.

OFFICERS 4

James D. Dondero         Chief Executive     2006         President and Director of Strand         N/A                  N/A
(Age 44)                  Officer and                     Advisors, Inc., ("Strand") the
                           President                      General Partner of the
                                                          Investment Adviser. President of
                                                          the funds in the Highland Fund
                                                          Complex.

R. Joseph Dougherty      Senior Vice         2006         Senior Portfolio Manager of the          N/A                  N/A
(Age 36)                  President                       Investment Adviser since 2000.

Mark Okada               Executive Vice      2006         Executive Vice President of              N/A                  N/A
(Age 44)                  President                       Strand and the funds in the
                                                          Highland Fund Complex; Chief
                                                          Investment Officer of the
                                                          Investment Adviser.

M. Jason Blackburn       Chief Financial     2006         Assistant Controller of the              N/A                  N/A
(Age 30)                Officer (Principal                Investment Adviser since
                       Accounting Officer),               November 2001. Treasurer and
                          Treasurer and                   Secretary of the funds in the
                            Secretary                     Highland Fund Complex.

Michael S. Minces        Chief Compliance    2006         Chief Compliance Officer of the          N/A                  N/A
(Age 32)                    Officer                       Investment Adviser and the
                                                          funds in the Highland Fund
                                                          Complex since August 2004;
                                                          Associate, Akin Gump Strauss
                                                          Hauer & Feld LLP (law firm),
                                                          October 2003 to August 2004;
                                                          Associate, Skadden, Arps,
                                                          Slate, Meagher & Flom LLP
                                                          (law firm), October 2000 to
                                                          March 2003.

1 After a Trustee's initial term, each Trustee is expected to serve a three-year term concurrent with the Class of Trustees for which he serves. Messrs. Leary and Ward, as Class I Trustees, are expected to stand for re-election in 2007; Messrs. Hui and Kavanaugh, as Class II Trustees, are expected to stand for re-election in 2008; and Mr. Dougherty, the sole Class III Trustee, is expected to stand for re-election in 2009.
2 The Highland Fund Complex means all of the registered investment companies advised by the Investment Adviser as of the date of this table.
3 Mr. Dougherty is deemed to be an "interested person" of the Fund under the
  1940 Act because of his position with Highland.
4 Each officer also serves in the same capacity for each fund in the Highland
  Fund Complex.

26 | Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

INVESTMENT ADVISER
Highland Capital Management, L.P.
13455 Noel Road, Suite 800
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Rose Avenue, Suite 1800
Dallas, TX 75201

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Highland Credit Strategies
Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about the Fund's Trustees and is available upon request without charge by calling 1-877-665-1287.

                                                              Annual Report | 27

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HIGHLAND CREDIT STRATEGIES FUND - HCF          Annual Report - December 31, 2006

[GRAPHIC OMITTED - SHIELD]
HIGHLAND FUNDS
managed by Highland Capital Management, L.P.

www.highlandfunds.com                                           HLC-HCF AR-12/06

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) Not applicable.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

     (e) Not applicable.

     (f) Code of ethics filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that James Leary is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed from the Registrant's inception on June 29, 2006 through December 31, 2006 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $42,000.

AUDIT-RELATED FEES

(b) The aggregate fees billed from the Registrant's inception on June 29, 2006 through December 31, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item was $5,500. These services consisted of a review of semi-annual regulatory filing.

TAX FEES

     (c) The aggregate fees billed from the Registrant's inception on June 29, 2006 through December 31, 2006 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning was $5,000. These services consisted of (i) review and/or preparation of U.S. federal, state, local and excise tax returns; and
         (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments.

ALL OTHER FEES

     (d) The aggregate fees billed from the Registrant's inception on June 29, 2006 through December 31, 2006 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Audit Committee shall:

         (a) have direct responsibility for the appointment, compensation, retention and oversight of the Fund's independent auditors and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors; and

         (b) review and pre-approve (including associated fees) all audit and other services to be provided by the independent auditors to the Fund and all non-audit services to be provided by the independent auditors to the Fund's investment adviser or any entity controlling, controlled by or under common control with the investment adviser (an "Adviser Affiliate") that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund; and

         (c)  establish,  to the extent permitted by law and deemed  appropriate
              by  the  Audit  Committee,   detailed  pre-approval  policies  and
              procedures for such services; and

         (d) consider whether the independent auditors' provision of any non-audit services to the Fund, the Fund's investment adviser or an Adviser Affiliate not pre-approved by the Audit Committee are compatible with maintaining the independence of the independent auditors.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $200,000.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. It is composed of the following Directors, each of who is not an "interested person" as defined in the 1940 Act:

Timothy K. Hui
Scott F. Kavanaugh
James F. Leary
Bryan A. Ward

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

Highland Capital Management, L.P. (the "Adviser") has adopted proxy voting guidelines (the "Guidelines") that provide as follows:

o The Adviser votes proxies in respect of a client's securities in the client's best economic interests and without regard to the interests of the Adviser or any other client of the Adviser.

o Unless the Adviser otherwise determines (and documents the basis for its decision) or as otherwise provided below, the Adviser votes proxies in a manner consistent with the Guidelines.

o        To avoid  material  conflicts  of  interest,  the  Adviser  applies the
         Guidelines in an objective and consistent manner across client accounts. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Adviser votes in accordance with the Guidelines. For clients that are registered investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Adviser will disclose the conflict and the determination of the manner in which to vote to the Fund's Board. For clients that are not investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Adviser will disclose the conflict to the client and advise the client that its securities will be voted only upon the client's written direction.

o The Adviser also may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients' overall best interests not to vote.

The Adviser's Guidelines address how it will vote proxies on particular types of matters such as changes in corporate government structures, adoption of options plans and anti-takeover proposals. For example, the Adviser generally will:

o support management in most elections for directors, unless the board gives evidence of acting contrary to the best economic interests of shareholders;

o support option plans, if it believes that they provide for their administration by disinterested parties and provide incentive to directors, managers and other employees by aligning their economic interests with those of the shareholders while limiting the transfer of wealth out of the company; and

o oppose anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         The Fund's portfolio is managed by a portfolio management team. As of the date of this filing, the members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are Kurtis S. Plumer, James Dondero, Mark Okada and Patrick H. Daugherty.

         KURTIS S. PLUMER, CFA - Mr. Plumer is a Partner and Senior Portfolio Manager at Highland Capital Management, L.P. ("Highland"), covering the Energy and Food sectors. Prior to joining Highland in July 1999, Mr. Plumer was a distressed high yield bond trader at Lehman Brothers in New York, where he managed a $250 million portfolio invested in global distressed securities. While at Lehman, he also traded emerging market sovereign bonds. Prior to joining Lehman Brothers, Mr. Plumer was a corporate finance banker at NationsBanc Capital Markets, Inc. (now Bank of America Capital Markets, Inc.) where he focused on M&A and financing transactions for the bank's clients. Mr. Plumer has over 14 years of experience in distressed, high yield bond and leveraged loan products. Mr. Plumer earned a BBA in Economics and Finance from Baylor University and an MBA in Strategy and Finance from the Kellogg School at Northwestern University. Mr. Plumer has earned the right to use the Chartered Financial Analyst designation.

         JAMES DONDERO, CA, CPA, CMA - Mr. Dondero is a founder and President of Highland Capital Management, L.P. ("Highland")and has served as President Mr. Dondero is a founder and President of Highland and has served as President since 1993. Mr. Dondero is also President of the funds in the Highland Fund Complex. Formerly, Mr. Dondero served as Chief Investment Officer of Protective Life's GIC subsidiary and helped grow the business from concept to over $2 billion between 1989 and 1993. His portfolio management experience includes investments in mortgage-backed securities, investment grade corporate bonds, leveraged bank loans, emerging markets, derivatives, preferred stocks and common stocks. From 1985 to 1989, he managed approximately $1 billion in fixed income funds for American Express. Prior to American Express, he completed his financial training at Morgan Guaranty Trust Company. Mr. Dondero is a Beta Gamma Sigma graduate of the University of Virginia, 1984 with degrees in Accounting and Finance. Mr. Dondero is a Certified Public Accountant, Chartered Financial Analyst and a Certified Management Accountant

         MARK OKADA, CFA - Mr. Okada is a Founder and Chief Investment Officer at Highland Capital Management, L.P. ("Highland"). He is responsible for overseeing Highland's investment activities for its various funds and has over 19 years of experience in the leveraged finance market. Before joining the Highland, Mr. Okada served as Manager of Fixed Income for Protective Life's GIC subsidiary from 1990 to 1993. He was primarily responsible for the bank loan portfolio and other risk assets. Protective was one of the first non-bank entrants into the syndicated loan market. From 1986 to 1990, he served as Vice President for Hibernia National Bank, managing over U.S.$1 billion of high yield bank loans. Mr. Okada is an honours graduate of the University of California Los Angeles with degrees in Economics and Psychology. He completed his credit training at Mitsui and has earned the right to use the Chartered Financial Analyst designation. Mr. Okada is also Chairman of the Board of Directors of Common Grace Ministries Inc.

         PATRICK H. DAUGHERTY - Mr. Daugherty is a Partner at Highland and is Head of Special Situations Investments. His responsibilities include managing the Distressed Investments Group and co-managing the Private Equity Investments Group. He has formerly served as General Counsel to Highland. Prior to joining Highland in April 1998, Mr. Daugherty served as Vice President in the Corporate Finance Group at Bank of America Capital Markets, Inc (formerly NationsBanc Capital Markets, Inc.) where he originated and structured leveraged transactions of mid-cap companies located in the Southwest. Prior to joining Bank of America, Mr. Daugherty was an Associate with the law firm of Baker, Brown, Sharman and Parker in Houston, Texas where he worked with banks and financial institutions in the liquidation of various RTC portfolios. Mr. Daugherty has over 15 years of experience in distressed, high yield and corporate restructuring. He has been involved in over 100 restructurings and held steering committee positions in over 40 bankruptcies. Mr. Daugherty currently serves on the Board of Directors of Trussway Holdings, Inc. and its affiliates (as Chairman), Home Interiors & Gifts, Inc. and its affiliates (as Chairman), Nexpak Corporation and its affiliates (as Chairman), Moll Industries and its affiliates (as Chairman), and is a former board member of Norse Merchant Group and its affiliates, Ferrimorac Holdings Limited and Mariner Health Care, Inc. He received a BBA in Finance from The University of Texas at Austin and a Juris Doctorate from The University of Houston School of Law. Mr. Daugherty's professional certifications include membership in the Texas Bar Association and admittance to the American Bar Association in 1992.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

        OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

         The following tables provide information about funds and accounts, other than the Fund, for which the Fund's portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2006.

KURTIS S. PLUMER

-------------------------------------------------------------------------------------------------------------
                                   Total                       # of Accounts Managed    Total Assets with
                               # of Accounts   Total Assets   with Performance-Based    Performance-Based
       Type of Accounts           Managed       (millions)         Advisory Fee      Advisory Fee (millions)
-------------------------------------------------------------------------------------------------------------
Registered Investment                2            $1,079                 1                     $76
Companies:
-------------------------------------------------------------------------------------------------------------
Other Pooled Investment              5            $1,618                 3                   $1,068
Vehicles:
-------------------------------------------------------------------------------------------------------------
Other Accounts:                      0              $0                   0                     $0
-------------------------------------------------------------------------------------------------------------


JAMES DONDERO

-------------------------------------------------------------------------------------------------------------
       Type of Accounts            Total        Total Assets     # of Accounts Managed    Total Assets with
                               # of Accounts                    with Performance-Based    Performance-Based
                                  Managed        (millions)          Advisory Fee      Advisory Fee (millions)
-------------------------------------------------------------------------------------------------------------
Registered Investment                3             $1,084                  1                     $76
Companies:
-------------------------------------------------------------------------------------------------------------
Other Pooled Investment             10             $4,095                  9                   $4,045
Vehicles:
-------------------------------------------------------------------------------------------------------------
Other Accounts:                      0               $0                    0                     $0
-------------------------------------------------------------------------------------------------------------


MARK OKADA

--------------------------------------------------------------------------------------------------------------
       Type of Accounts            Total        Total Assets    # of Accounts Managed    Total Assets with
                               # of Accounts                   with Performance-Based    Performance-Based
                                  Managed        (millions)         Advisory Fee      Advisory Fee (millions)
--------------------------------------------------------------------------------------------------------------
Registered Investment               11             $7,714                 0                     $0
Companies:
--------------------------------------------------------------------------------------------------------------
Other Pooled Investment             28            $16,580                22                   $14,814
Vehicles:
--------------------------------------------------------------------------------------------------------------
Other Accounts:                      0               $0                   0                     $0
--------------------------------------------------------------------------------------------------------------


PATRICK H. DAUGHERTY

---------------------------------------------------------------------------------------------------------------
       Type of Accounts            Total        Total Assets    # of Accounts Managed     Total Assets with
                               # of Accounts                   with Performance-Based     Performance-Based
                                  Managed        (millions)         Advisory Fee       Advisory Fee (millions)
---------------------------------------------------------------------------------------------------------------
Registered Investment                2             $1,079                 1                      $76
Companies:
---------------------------------------------------------------------------------------------------------------
Other Pooled Investment              4             $3,011                 2                    $2,461
Vehicles:
---------------------------------------------------------------------------------------------------------------
Other Accounts:                      0               $0                   0                      $0
---------------------------------------------------------------------------------------------------------------


         POTENTIAL CONFLICTS OF INTERESTS

         The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. Highland has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser's (or its affiliates') partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or the partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.

         The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may similarly serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.

         While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser's fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser's or its affiliates' efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.

         The Adviser expects to apply to the SEC for exemptive relief to enable the Fund and registered investment companies advised by the Adviser to co-invest with other accounts and funds managed by the Adviser and its affiliates in certain privately-placed securities and other situations. There are no assurances that the Adviser will receive the requested relief. If such relief is not obtained and until it is obtained, the Adviser may be required to allocate some investments solely to any of the Fund, a registered fund, or another account or fund advised by the Adviser or its affiliates. This restriction could preclude the Fund from investing in certain securities it would otherwise be interested in and could adversely affect the speed at which the Fund is able to invest its assets and, consequently, the performance of the Fund.

(A)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         Highland's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors including the relative performance of a portfolio managers underlying account, the combined performance of the portfolio managers underlying accounts, and the relative performance of the portfolio managers underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland such as the Option It Plan and the Long-Term Incentive Plan.

         BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm, which may include the amount of assets supervised and other management roles within the firm.

         DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

                  OPTION IT PLAN. The purpose of the Plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly compensated employees of the Fund so as to promote the success of the Fund.

                  LONG TERM INCENTIVE PLAN. The purpose of the Plan is to create positive morale and teamwork, to attract and retain key talent, and to encourage the achievement of common goals. The Plan seeks to reward participating employees based on the increased value of Highland through the use of Long-term Incentive Units.

         Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with the firm.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

         The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Fund as of December 31, 2006.

     NAME OF PORTFOLIO  MANAGER                DOLLAR  RANGES OF EQUITY  SECURITIES  BENEFICIALLY  OWNED BY
                                                                   PORTFOLIO MANAGER
     ---------------------------------------------------------------------------------------------------------
     Kurtis S. Plumer,                                                    None
     ---------------------------------------------------------------------------------------------------------
     James Dondero                                                  Over $1,000,000
     ---------------------------------------------------------------------------------------------------------
     Mark Okada                                                           None
     ---------------------------------------------------------------------------------------------------------
     Patrick H. Daugherty                                                 None
     ---------------------------------------------------------------------------------------------------------


(B) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

------------------------------------------------------------------------------------------------------------
                                                  (C) TOTAL NUMBER OF              (D) MAXIMUM NUMBER (OR
                 (A) TOTAL NUMBER  (B) AVERAGE     SHARES (OR UNITS)             APPROXIMATE DOLLAR VALUE) OF
                    OF SHARES        PRICE PAID    PURCHASED AS PART OF          SHARES  (OR UNITS) THAT MAY
                  (OR  UNITS)       PER SHARE       PUBLICLY ANNOUNCED           YET  BE PURCHASED UNDER THE
     PERIOD        PURCHASED         (OR UNIT)      PLANS OR PROGRAMS                PLANS OR PROGRAMS
------------------------------------------------------------------------------------------------------------
July 1, 2006 to          -              -                   -                           34,511,356.00
 July 31, 2006
------------------------------------------------------------------------------------------------------------
 August 1, 2006          -              -                   -                           34,511,356.00
 to August 31,
      2006
------------------------------------------------------------------------------------------------------------
  September 1,       1,505.332        $19.27            1,505.332                       34,511,356.00
    2006 to
 September 30,
      2006
------------------------------------------------------------------------------------------------------------
October 1, 2006      1,890.975        $19.50            1,890.975                       34,511,356.00
 to October 31,
      2006
------------------------------------------------------------------------------------------------------------
  November 1,        1,157.746        $19.88            1,157.746                       34,511,356.00
    2006 to
  November 30,
      2006
------------------------------------------------------------------------------------------------------------
  December 1,        1,564.6468       $20.10            1,564.6468                      34,511,356.00
    2006 to
  December 31,
      2006
------------------------------------------------------------------------------------------------------------
     Total           6,118.6998       $19.69            6,118.6998                      34,511,356.00
------------------------------------------------------------------------------------------------------------

Note: all purchases were made in the open market.

a. The date each plan or program was announced: Purchases were made pursuant to an Automatic Dividend Reinvestment Plan that was last filed with the SEC on June 21, 2006.
b.       The dollar amount (or share or unit amount) approved : NONE
c.       The expiration date (if any) of each plan or program: NONE
d. Each plan or program that has expired during the period covered by the table: NONE
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases.: NONE

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics subject to disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HIGHLAND CREDIT STRATEGIES FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date               MARCH 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              MARCH 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                          M. Jason Blackburn,  Chief Financial Officer
                          (principal financial officer)

Date              MARCH 5, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.